VESSELS UNDER CAPITAL LEASES, NET (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Capital Leased Assets [Roll Forward]
Vessel under capital leases		$ 0	$ 0
Vessels acquired upon the merger with the Former Golden Ocean		632,997,000
Provision for uncollectible receivables			(152,597,000)	$ 0	$ 0
Vessel under capital leases		14,029,000	8,354,000	$ 0
Capital Leases, Future Minimum Payments Due, 2016			17,692,000
Capital Leases, Future Minimum Payments Due, 2017			5,944,000
Capital Leases, Future Minimum Payments Due, 2018			5,944,000
Capital Leases, Future Minimum Payments Due, 2019			5,944,000
Capital Leases, Future Minimum Payments Due, 2020			1,791,000
Capital Leases, Future Minimum Payments Due Thereafter			0
Minimum lease payments			37,315,000
Less: imputed interest			(4,035,000)
Present value of obligations under capital leases			$ 33,280,000
Number of vessels under capital lease	8		2	0
Purchase option net of sellers credit, 2017			$ 38,000,000
Golden Lydernhorn [Member]
Capital Leased Assets [Roll Forward]
Provision for uncollectible receivables			(4,525,000)
Panamax Capital Lease [Member]
Capital Leased Assets [Roll Forward]
Vessels acquired upon the merger with the Former Golden Ocean		$ 14,029,000
Golden Lydernhorn and Golden Eclipse [Member]
Capital Leased Assets [Roll Forward]
Put option on vessels			2
Golden Lydernhorn [Member]
Capital Leased Assets [Roll Forward]
Purchase option, Vessels			11,500,000
Golden Lydernhorn and Golden Eclipse [Member]
Capital Leased Assets [Roll Forward]
Purchase option net of sellers credit, 2015			41,360,000
Purchase option net of sellers credit, 2016			39,935,000
Purchase option net of sellers credit, 2018			36,250,000
Purchase option net of sellers credit, 2019			33,550,000
Vessels Held under Capital Leases [Member]
Capital Leased Assets [Roll Forward]
Depreciation			(1,150,000)
Golden Lyderhorn [Member]
Capital Leased Assets [Roll Forward]
Put option on vessels			$ 9,500,000
Initial Charter Term [Member]
Capital Leased Assets [Roll Forward]
Sale Leaseback Transaction, Rent Expense			10 years
Remaining Charter Term, Minimum [Member]
Capital Leased Assets [Roll Forward]
Sale Leaseback Transaction, Rent Expense			1 year
Remaining Charter Term, Maximum [Member]
Capital Leased Assets [Roll Forward]
Sale Leaseback Transaction, Rent Expense			5 years